                          [JOHN HANCOCK LETTERHEAD]


                                                                October 16, 1995

United States Securities and Exchange Commission
OFICS Filer Support
SEC Operations Center
6432 General Green Way
Alexandria, Virginia. 22312-2413

Re:     Rule 24f-2 Notice for
        John Hancock Tax-Exempt Series Fund
        Registration Nos. 33-12947
        Account No. 0000811921
        CIK: 811921


Dear Gentlemen:

The purpose of this letter is to notify the Commission within two (2) months of the end of the Registrant's Fiscal Year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above referenced rule is as follows:

Fiscal Year:                                      September 1, 1994 to August 31, 1995
        Number of Shares previously
        Registered Other than
        Pursuant to Rule 24f-2
        Remaining Unsold at
        Beginning of Fiscal Year:                                                    0

        Number of Shares registered
        During Fiscal Year other than
        Pursuant to Rule 24f-2:                                                      0

        Number of Shares Sold During
        Fiscal Year:                                                         1,638,861

        Number of Shares previously
        Registered Other than
        Pursuant to Rule 24f-2
        Remaining Unsold at
        End of Fiscal Year:                                                          0

        Number of Shares Sold During
        Fiscal Year Pursuant to
        Rule 24f-2:                                                          1,638,861

United States Securities and Exchange Commission
John Hancock Tax-Exempt Series Fund
October 16, 1995
Page Two



Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the Securities, the Registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable by the Registrant.

In accordance with subsection (c) of Rule 24f-2, no registration fee for John
Hancock Tax-Exempt Series Fund is due to the Securities and Exchange
Commission. The fee computation is based upon the following:


    (1) Aggregate Sales Price of Shares
        Sold During the
        Fiscal Year in Reliance Upon
        the 24f-2 Declaration (Based
        on aggregate sale price for
        all shares sold of $19,274,804 less
        aggregate sale price of shares
        registered pursuant to Rule 24e-2
        of none)                                                                                $19,274,804

Reduced By

    (1) Aggregate Redemption Price
        of Shares Redeemed During
        the Fiscal Year and,                                                                    (28,634,925)

    (2) Aggregate Redemption
        Price of Redeemed Shares
        Previously Applied by
        Fund Pursuant to Rule
        24e-2 (a) Filings Made Pursuant
        to Section 24(e)(1) of Investment
        Company Act of 1940                                                                              $0
                                                                                                -----------

        Net sales applicable for fee                                                                     $0
        Computation of fee                                                                           / 2900
                                                                                                -----------
        Fee                                                                                              $0
                                                                                                -----------

United States Securities and Exchange Commission
John Hancock Tax-Exempt Series Fund
October 16, 1995
Page Three




Any questions regarding this matter should be addressed to William H. King, Associate Treasurer, John Hancock Advisers, Inc., 101 Huntington Avenue, 8th floor, Boston, MA 02199-7603, (617) 375-1668.


                                            Very truly yours,



                                            William H. King
                                            Associate Treasurer

                          [JOHN HANCOCK LETTERHEAD]

                                                                October 16, 1995


John Hancock Tax-Exempt Series Fund
101 Huntington Avenue
Boston, MA  02199

Re:  Rule 24f-2 Notice for John Hancock Tax-Exempt Series Fund
          California Portfolio
          Massachusetts Portfolio
          New York Portfolio
     (File Nos. 33-12947;   811-5079)   (0000811921)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of a total of 1,638,861 shares of the John Hancock Tax-Exempt Series Fund (the "Fund") sold in reliance upon said
Rule 24f-2 during the fiscal year ended August 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

In connection with this opinion it should be noted that the Fund is an entity of the type generally known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust disclaims shareholder liability for obligations of the Fund and indemnifies any shareholder of the Fund, with such indemnification to be paid solely out of the assets of the Fund. Therefore, the shareholder's risk is limited to circumstances in which the assets of the Fund are insufficient to meet the obligations asserted against such assets.


                              Sincerely,

                              JOHN HANCOCK ADVISERS, INC.

                              /S/ Avery P. Maher

                              Avery P. Maher
                              Assistant Secretary
                              Member of Massachusetts Bar